Consolidated Statements Of Changes In Shareholders' Equity (USD $)	Common Stock [Member]	Paid-In Capital In Excess of Par [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 1,778,735	$ 211,301,675	$ (209,808,093)	$ (426)	$ 3,271,891
Balance, shares at Dec. 31, 2009	59,291,154			2,838
Stock and option issuance for compensation		194,534			194,534
Issuance of Common Stock for Debenture Interest payment	8,823	91,177			100,000
Issuance of Common Stock for Debenture Interest payment, shares	294,119
Net Loss			(1,545,744)		(1,545,744)
Balance at Dec. 31, 2010	1,787,558	211,587,386	(211,353,837)	(426)	2,020,681
Balance, shares at Dec. 31, 2010	59,585,273			2,838
Stock and option issuance for compensation		159,442			159,442
Issuance of Common Stock for Debenture Interest payment	8,824	91,176			100,000
Issuance of Common Stock for Debenture Interest payment, shares	294,118
Net Loss			(1,978,976)		(1,978,976)
Balance at Dec. 31, 2011	$ 1,796,382	$ 211,838,004	$ (213,332,813)	$ (426)	$ 301,147
Balance, shares at Dec. 31, 2011	59,879,391			2,838